HEDGE ACCOUNTING - Fair value and interest expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	$ (1,372)	$ 79,980
Interest of the derivative designated as the hedging instrument	(49,794)	(63,333)	$ (1,242)
Banco de Bogota S.A.
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	5,960	79,864
Interest of the derivative designated as the hedging instrument	(46,406)	(61,905)
Banco de Occidente S.A.
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	(83)	116
Interest of the derivative designated as the hedging instrument	(1,183)	$ (1,428)
Interest income of the derivative designated as the hedging instrument	595
Banco Popular S.A.
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	(7,332)
Interest of the derivative designated as the hedging instrument	$ (2,205)